CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME	12 Months Ended
Dec. 31, 2022
Contractors [Abstract]
CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME
NOTE 8. CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME
Contract and other deferred assets decreased $2,125 million in the year ended December 31, 2022 primarily due to decreased long-term service agreements and the timing of billing milestones ahead of revenue recognition on long-term equipment contracts. Our long-term service agreements decreased primarily due to billings of $11,665 million, partially offset by revenues recognized of $9,680 million and net favorable changes in estimated profitability of $85 million at Aerospace and $303 million at Power, primarily attributable to contractual increases in billings, partially offset by cost inflation.

December 31, 2022	Aerospace	Renewable Energy	Power	Corporate	Total
Revenues in excess of billings	$2,363	$—	$5,403	$—	$7,766
Billings in excess of revenues	(6,681)	—	(1,763)	—	(8,443)
Long-term service agreements	$(4,318)	$—	$3,640	$—	$(677)
Short-term and other service agreements	391	108	56	245	799
Equipment contract revenues	42	955	1,348	—	2,345
Current contract assets	$(3,884)	$1,063	$5,044	$245	$2,467

Nonrecurring engineering costs(a)	2,513	17	4	—	2,534
Customer advances and other(b)	2,519	—	724	—	3,243
Non-current contract and other deferred assets	$5,032	$17	$728	$—	$5,776
Total contract and other deferred assets	$1,148	$1,079	$5,772	$245	$8,244

December 31, 2021
Revenues in excess of billings	$2,478	$—	$5,495	$—	$7,972
Billings in excess of revenues	(5,731)	—	(1,614)	—	(7,346)
Long-term service agreements	$(3,253)	$—	$3,880	$—	$627
Short-term and other service agreements	340	87	80	256	762
Equipment contract revenues	33	1,297	1,709	—	3,039
Current contract assets	$(2,881)	$1,384	$5,669	$256	$4,429

Nonrecurring engineering costs(a)	2,479	28	12	—	2,519
Customer advances and other(b)	2,620	—	801	—	3,421
Non-current contract and other deferred assets	$5,099	$28	$813	$—	$5,940
Total contract and other deferred assets	$2,218	$1,412	$6,482	$256	$10,368
(a) Included costs incurred prior to production (such as requisition engineering) for equipment production contracts, primarily within our Aerospace segment, which are amortized ratably over each unit produced.
(b) Included amounts due from customers at Aerospace for the sales of engines, spare parts and services, and at Power, for the sale of services upgrades, which we collect through incremental fixed or usage-based fees from servicing the equipment under long-term service agreements.

Progress collections and deferred income increased $715 million primarily due to new collections received in excess of revenue recognition at Aerospace, including increased collections to support higher production, and at Renewable Energy, partially offset by a decrease at Power due to the reclassification of a portion of our GE Steam Power business to held for sale. Revenues recognized for contracts included in a liability position at the beginning of the year were $12,345 million and $13,436 million for the years ended December 31, 2022 and 2021, respectively.

December 31, 2022	Aerospace	Renewable Energy	Power	Corporate	Total
Progress collections on equipment contracts	$74	$2,464	$3,973	$—	$6,511
Other progress collections	5,740	2,731	541	131	9,143
Current deferred income	233	208	13	107	562
Progress collections and deferred income	$6,047	$5,404	$4,527	$238	$16,216
Non-current deferred income	1,110	183	104	12	1,409
Total Progress collections and deferred income	$7,157	$5,586	$4,632	$250	$17,625

December 31, 2021
Progress collections on equipment contracts	$142	$1,843	$5,198	$—	$7,183
Other progress collections	4,469	2,866	385	111	7,831
Current deferred income	170	198	33	99	499
Progress collections and deferred income	$4,782	$4,907	$5,615	$210	$15,514
Non-current deferred income	1,090	194	110	3	1,397
Total Progress collections and deferred income	$5,871	$5,101	$5,725	$213	$16,910